Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Common Share [Abstract]
Earnings Per Common Share
	Year Ended December 31,
	2012	2013	2014

Net income attributed to AMPNI shareholders	$20,077	$27,063	$17,590

Less: Dividends declared and undistributed earnings allocated to unvested shares	(396)	(739)	(627)
Basic income available to common stockholders	$19,681	$26,324	$16,963

Basic weighted average number of common shares outstanding	45,473,360	45,677,249	46,271,716

Diluted weighted average number of common shares outstanding	45,473,360	45,677,249	46,271,716

Basic earnings per common share	$0.44	$0.58	$0.37
Diluted earnings per common share	$0.44	$0.58	$0.37